Goodwill and Other Intangible Assets (Tables)	3 Months Ended
Mar. 31, 2018
Goodwill and Intangible Assets Disclosure [Abstract]
Schedule of Changes in the Carrying Amount of Goodwill

Changes in the carrying amount of the Company’s goodwill for the three-months ended March 31, 2018 were as follows:

U.S. $ in millions
Goodwill as of January 1, 2018	$387.1
Translation differences	0.3
Goodwill as of March 31, 2018	$387.4

Schedule of Other Intangible Assets

Other intangible assets consisted of the following:

	March 31, 2018			December 31, 2017
	Carrying Amount,		Net	Carrying Amount,		Net
	Net of	Accumulated	Book	Net of	Accumulated	Book
	Impairment	Amortization	Value	Impairment	Amortization	Value
	U.S. $ in thousands
Developed technology	$303,402	$(224,922)	$78,480	$304,601	$(220,420)	$84,181
Patents	18,512	(14,115)	$4,397	19,708	(14,279)	5,429
Trademarks and trade names	27,271	(18,590)	$8,681	27,248	(18,245)	9,003
Customer relationships	106,364	(65,766)	$40,598	106,203	(63,435)	42,768
Capitalized software development costs	19,541	(18,886)	$655	19,541	(18,800)	741
	$475,090	$(342,279)	$132,811	$477,301	$(335,179)	$142,122

Schedule of Estimated Amortization Expense Relating to Intangible Assets

As of March 31, 2018, the estimated amortization expense relating to intangible assets currently subject to amortization for each of the following periods was as follows:

Estimated
amortization expense
(U.S. $ in thousands)
Remaining 9 months of 2018	$24,251
2019	31,964
2020	31,627
2021	31,056
2022	9,921
Thereafter	3,992
Total	132,811